UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA 02108

(Address of principal executive offices) (Zip code)
3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (74.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.1%)
Advance Auto Parts, Inc.	4,000	646,520
Autoliv, Inc.	25,000	2,686,250
Comcast Corp., Class A	125,000	8,148,750
Dollar General Corp.	20,000	1,880,000
Johnson Controls, Inc.	25,000	1,106,500
NIKE, Inc., Class B	135,000	7,452,000
Nordstrom, Inc.	20,000	761,000
Omnicom Group, Inc.	75,000	6,111,750
Ross Stores, Inc.	60,000	3,401,400
Starbucks Corp.	30,000	1,713,600

		33,907,770

Consumer Staples (8.5%)
Church & Dwight Co., Inc.	35,000	3,601,150
Colgate-Palmolive Co.	20,000	1,464,000
Costco Wholesale Corp.	35,000	5,496,400
CVS Health Corp.	30,000	2,872,200
Diageo PLC, Sponsored ADR	10,000	1,128,800
McCormick & Co., Inc.	25,000	2,666,750
PepsiCo, Inc.	40,000	4,237,600
Procter & Gamble Co.	35,000	2,963,450
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	3,048,000
Sysco Corp.	35,000	1,775,900
The Hershey Co.	20,000	2,269,800

		31,524,050

Energy (3.7%)
Chevron Corp.	17,500	1,834,525
ConocoPhillips	40,000	1,744,000
Exxon Mobil Corp.	82,500	7,733,550
Schlumberger Ltd.	30,000	2,372,400

		13,684,475

Financials (12.3%)
American Express Co.	45,000	2,734,200
BB&T Corp.	30,000	1,068,300
Berkshire Hathaway, Inc. (a)	32,500	4,705,675
Chubb Ltd.	42,133	5,507,204
Cincinnati Financial Corp.	90,000	6,740,100
Comerica, Inc.	30,000	1,233,900
Commerce Bancshares, Inc.	28,940	1,386,226
JPMorgan Chase & Co.	100,000	6,214,000
M&T Bank Corp.	10,000	1,182,300
Northern Trust Corp.	22,500	1,490,850
PNC Financial Services Group, Inc.	45,000	3,662,550
State Street Corp.	25,000	1,348,000
T. Rowe Price Group, Inc.	75,000	5,472,750
U.S. Bancorp	75,000	3,024,750

		45,770,805

Health Care (14.4%)
Becton, Dickinson & Co.	50,000	8,479,501
C.R. Bard, Inc.	35,000	8,230,600
DENTSPLY SIRONA, Inc.	50,000	3,102,000
Edwards Lifesciences Corp. (a)	50,000	4,986,500
Express Scripts Holding Co. (a)	60,000	4,548,000
Johnson & Johnson, Inc.	60,000	7,278,000
Medtronic PLC	50,000	4,338,500
Merck & Co., Inc.	35,000	2,016,350
Mettler-Toledo International, Inc. (a)	7,500	2,736,900
St. Jude Medical, Inc.	20,000	1,560,000
Stryker Corp.	25,000	2,995,750
UnitedHealth Group, Inc.	15,000	2,118,000
Varian Medical Systems, Inc. (a)	20,000	1,644,600

		54,034,701

Industrials (10.0%)
3M Co.	35,000	6,129,200
Donaldson Co., Inc.	40,000	1,374,400
Emerson Electric Co.	20,000	1,043,200
Hubbell, Inc.	40,000	4,218,800
Illinois Tool Works, Inc.	50,000	5,208,000
Rockwell Collins, Inc.	55,000	4,682,700
Union Pacific Corp.	40,000	3,490,000
United Parcel Service, Inc., Class B	50,000	5,386,000
W.W. Grainger, Inc.	25,000	5,681,250

		37,213,550

Information Technology (13.3%)
Accenture PLC, Class A	70,000	7,930,300
Alphabet, Inc., Class A (a)	2,000	1,407,060
Alphabet, Inc., Class C (a)	10,000	6,921,000
Apple, Inc.	75,000	7,170,000
Automatic Data Processing, Inc.	70,000	6,430,900
EMC Corp.	40,000	1,086,800
Microsoft Corp.	150,000	7,675,500
Oracle Corp.	130,000	5,320,900
Visa, Inc., Class A	75,000	5,562,750

		49,505,210

Materials (2.0%)
Air Products & Chemicals, Inc.	20,000	2,840,800
AptarGroup, Inc.	30,000	2,373,900
PPG Industries, Inc.	22,500	2,343,375

		7,558,075

Utilities (1.3%)
Consolidated Edison, Inc.	30,000	2,413,200
Eversource Energy	40,000	2,396,000

		4,809,200

TOTAL COMMON STOCKS (Cost $151,441,737)		278,007,836

CORPORATE BONDS (4.9%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Staples (0.1%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	505,634

Financials (2.9%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	210,737
American Express Co., 2.65%, 12/2/22	1,926,000	1,954,040
American Express Co., 7.00%, 3/19/18	1,500,000	1,639,163
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,099,664
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,075,046
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,079,767
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	604,344
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,134,006

		10,796,767

Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,050,524

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	304,933

Information Technology (1.5%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,657,167

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2016 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Information Technology, continued
Oracle Corp., 5.75%, 4/15/18	750,000	812,120
Visa, Inc., 3.15%, 12/14/25, Callable 9/4/25 @ 100	2,000,000	2,140,790

		5,610,077

TOTAL CORPORATE BONDS (Cost $17,281,447)		18,267,935

MUNICIPAL BONDS (1.6%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,050,250

Illinois (0.4%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 8/11/16 @ 100	600,000	601,974
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	508,450
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	252,713

		1,363,137

Massachusetts (0.5%):
Massachusetts State Development
Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	531,337
Massachusetts State Health &
Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Callable 12/15/19 @ 100	1,500,000	1,715,084

		2,246,421

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Prerefunded 2/1/19 @ 100	250,000	277,258

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	215,746
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	815,820

		1,031,566

TOTAL MUNICIPAL BONDS (Cost $5,795,582)		5,968,632

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.0%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,546,789
2.85%, 3/2/28	2,000,000	2,144,814
2.95%, 1/27/25	2,000,000	2,185,530
3.14%, 12/5/29	2,500,000	2,727,725
3.39%, 2/1/28	2,000,000	2,259,832
3.85%, 12/26/25	2,770,000	3,230,914

		23,095,604

Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	6,259,614
2.50%, 12/10/27	1,500,000	1,569,735
2.63%, 6/11/27	1,500,000	1,590,821
2.88%, 9/13/24	2,500,000	2,713,633
3.50%, 9/24/29	2,000,000	2,278,510

		14,412,313

U.S. Treasury Note
2.75%, 2/15/24	20,000,000	22,081,640

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,681,487)		59,589,557

INVESTMENT COMPANIES (2.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	8,759,164	8,759,164

TOTAL INVESTMENT COMPANIES (Cost $8,759,164)		8,759,164

Total Investments (Cost $238,959,417) — 99.5%(c)		370,593,124
Other assets in excess of liabilities — 0.5%		1,870,599

NET ASSETS — 100.0%		$372,463,723

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Equity Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.6%)
Advance Auto Parts, Inc.	6,000	969,780
Autoliv, Inc.	10,000	1,074,500
Comcast Corp., Class A	50,000	3,259,500
Johnson Controls, Inc.	10,000	442,600
NIKE, Inc., Class B	30,000	1,656,000
Nordstrom, Inc.	15,000	570,750
Omnicom Group, Inc.	30,000	2,444,700
Ross Stores, Inc.	10,000	566,900
Starbucks Corp.	18,500	1,056,720

		12,041,450

Consumer Staples (13.4%)
Church & Dwight Co., Inc.	15,000	1,543,350
Colgate-Palmolive Co.	10,000	732,000
Costco Wholesale Corp.	15,000	2,355,600
CVS Health Corp.	15,000	1,436,100
Diageo PLC, Sponsored ADR	5,000	564,400
McCormick & Co., Inc.	7,000	746,690
PepsiCo, Inc.	12,500	1,324,250
Procter & Gamble Co.	12,500	1,058,375
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,524,000
Sysco Corp.	25,000	1,268,500
The Hershey Co.	14,000	1,588,860
Wal-Mart Stores, Inc.	15,000	1,095,300

		15,237,425

Energy (4.6%)
Chevron Corp.	7,500	786,225
ConocoPhillips	15,000	654,000
Exxon Mobil Corp.	30,000	2,812,200
Schlumberger Ltd.	12,500	988,500

		5,240,925

Financials (16.6%)
American Express Co.	25,000	1,519,000
BB&T Corp.	32,500	1,157,325
Berkshire Hathaway, Inc. (a)	15,000	2,171,850
Chubb Ltd.	16,000	2,091,360
Cincinnati Financial Corp.	30,000	2,246,700
Commerce Bancshares, Inc.	8,681	415,820
JPMorgan Chase & Co.	35,000	2,174,900
M&T Bank Corp.	5,000	591,150
Northern Trust Corp.	10,000	662,600
PNC Financial Services Group, Inc.	20,000	1,627,800
State Street Corp.	10,000	539,200
T. Rowe Price Group, Inc.	30,000	2,189,100
U.S. Bancorp	35,000	1,411,550

		18,798,355

Health Care (19.4%)
Becton, Dickinson & Co.	16,000	2,713,440
C.R. Bard, Inc.	12,500	2,939,499
DENTSPLY SIRONA, Inc.	25,000	1,551,000
Edwards Lifesciences Corp. (a)	10,000	997,300
Express Scripts Holding Co. (a)	22,500	1,705,500
Johnson & Johnson, Inc.	30,000	3,639,000
Medtronic PLC	25,000	2,169,250
Merck & Co., Inc.	25,000	1,440,250
Mettler-Toledo International, Inc. (a)	1,500	547,380
St. Jude Medical, Inc.	5,000	390,000
Stryker Corp.	12,000	1,437,960
UnitedHealth Group, Inc.	12,500	1,765,000
Varian Medical Systems, Inc. (a)	7,500	616,725

		21,912,304

Industrials (11.8%)
3M Co.	9,000	1,576,080
Deere & Co.	5,000	405,200
Donaldson Co., Inc.	10,000	343,600
Hubbell, Inc.	12,500	1,318,375
Illinois Tool Works, Inc.	15,000	1,562,400
Rockwell Collins, Inc.	15,000	1,277,100
Union Pacific Corp.	25,000	2,181,250
United Parcel Service, Inc., Class B	20,000	2,154,400
W.W. Grainger, Inc.	11,500	2,613,375

		13,431,780

Information Technology (17.0%)
Accenture PLC, Class A	25,000	2,832,250
Alphabet, Inc., Class A (a)	750	527,648
Alphabet, Inc., Class C (a)	4,000	2,768,400
Apple, Inc.	32,500	3,107,000
Automatic Data Processing, Inc.	20,000	1,837,400
Cisco Systems, Inc.	15,000	430,350
EMC Corp.	10,000	271,700
Microsoft Corp.	55,000	2,814,350
Oracle Corp.	50,000	2,046,500
Visa, Inc., Class A	35,000	2,595,950

		19,231,548

Materials (3.4%)
Air Products & Chemicals, Inc.	7,000	994,280
AptarGroup, Inc.	10,000	791,300
PPG Industries, Inc.	20,000	2,083,000

		3,868,580

Utilities (2.2%)
Consolidated Edison, Inc.	15,000	1,206,600
Eversource Energy	22,500	1,347,750

		2,554,350

TOTAL COMMON STOCKS (Cost $66,847,602)		112,316,717

INVESTMENT COMPANIES (1.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	1,176,315	1,176,315

TOTAL INVESTMENT COMPANIES (Cost $1,176,315)		1,176,315

Total Investments (Cost $68,023,917) — 100.0%(c)		113,493,032
Other assets in excess of liabilities — 0.0%		51,748

NET ASSETS — 100.0%		$113,544,780

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.1%)
Advance Auto Parts, Inc.	4,250	686,928
Autoliv, Inc.	4,250	456,663
Dollar General Corp.	7,725	726,150
Hasbro, Inc.	8,000	671,920
LKQ Corp. (a)	14,000	443,800
Nordstrom, Inc.	10,500	399,525
Omnicom Group, Inc.	11,500	937,135
O’Reilly Automotive, Inc. (a)	2,650	718,415
Ross Stores, Inc.	16,500	935,384
Sally Beauty Holdings, Inc. (a)	21,000	617,610
Service Corp. International	17,625	476,580
Williams Sonoma, Inc.	6,000	312,780

		7,382,890

Consumer Staples (7.2%)
Brown-Forman Corp., Class B	6,700	668,392
Church & Dwight Co., Inc.	9,475	974,883
McCormick & Co., Inc.	4,875	520,016
Mead Johnson Nutrition Co.	4,200	381,150
The Hershey Co.	5,050	573,125
Whole Foods Market, Inc.	12,000	384,240

		3,501,806

Energy (3.0%)
Cabot Oil & Gas Corp.	9,250	238,095
Dril-Quip, Inc. (a)	9,450	552,163
FMC Technologies, Inc. (a)	15,475	412,718
Oceaneering International, Inc.	8,675	259,036

		1,462,012

Financials (19.0%)
American Financial Group, Inc.	6,575	486,090
Brown & Brown, Inc.	14,500	543,315
Commerce Bancshares, Inc.	8,747	418,980
Cullen/Frost Bankers, Inc.	6,450	411,059
Digital Realty Trust, Inc. (REIT)	5,500	599,445
Discover Financial Services	13,500	723,465
East West Bancorp, Inc.	9,350	319,583
Eaton Vance Corp.	11,550	408,177
FactSet Research Systems, Inc.	4,000	645,680
Host Hotels & Resorts, Inc. (REIT)	21,600	350,136
Jones Lang LaSalle, Inc.	5,375	523,794
Lamar Advertising Co., Class A (REIT)	5,675	376,253
M&T Bank Corp.	3,450	407,894
Moody’s Corp.	4,500	421,695
Northern Trust Corp.	10,000	662,600
SEI Investments Co.	7,300	351,203
Signature Bank (a)	2,600	324,792
T. Rowe Price Group, Inc.	10,825	789,899
W. R. Berkley Corp.	8,370	501,530

		9,265,590

Health Care (13.1%)
C.R. Bard, Inc.	3,800	893,608
DENTSPLY SIRONA, Inc.	7,125	442,035
Laboratory Corp. of America Holdings (a)	4,000	521,080
MEDNAX, Inc. (a)	5,375	389,311
Mettler-Toledo International, Inc. (a)	2,000	729,840
Quintiles Transnational Holdings, Inc. (a)	6,400	418,048
ResMed, Inc.	5,400	341,442
STERIS PLC	6,150	422,813
The Cooper Companies, Inc.	4,500	772,065
Varian Medical Systems, Inc. (a)	3,800	312,474
Waters Corp. (a)	4,500	632,925
Zimmer Biomet Holdings, Inc.	4,300	517,634

		6,393,275

Industrials (14.2%)
AMETEK, Inc.	12,100	559,383
C.H. Robinson Worldwide, Inc.	4,600	341,550
Donaldson Co., Inc.	17,000	584,120
Expeditors International of Washington, Inc.	7,125	349,410
Hubbell, Inc.	6,000	632,820
IDEX Corp.	6,350	521,335
Kansas City Southern	5,500	495,495
Lincoln Electric Holdings, Inc.	8,000	472,640
Nordson Corp.	6,500	543,465
Rockwell Collins, Inc.	5,500	468,270
Sensata Technologies Holding NV (a)	12,875	449,209
W.W. Grainger, Inc.	3,750	852,188
Wabtec Corp.	9,750	684,742

		6,954,627

Information Technology (14.3%)
Amdocs Ltd.	11,500	663,780
Amphenol Corp., Class A	12,675	726,658
Aspen Technology, Inc. (a)	8,670	348,881
Check Point Software Technologies Ltd. (a)	6,750	537,840
Citrix Systems, Inc. (a)	6,500	520,585
DST Systems, Inc.	2,975	346,379
F5 Networks, Inc. (a)	5,625	640,350
Fiserv, Inc. (a)	3,300	358,809
IPG Photonics Corp. (a)	5,075	406,000
Juniper Networks, Inc.	20,825	468,354
Paychex, Inc.	9,650	574,175
Syntel, Inc. (a)	12,050	545,383
TE Connectivity Ltd.	7,275	415,475
The Western Union Co.	23,575	452,169

		7,004,838

Materials (6.2%)
AptarGroup, Inc.	10,500	830,865
Avery Dennison Corp.	10,525	786,744
Ball Corp.	8,125	587,356
International Flavors & Fragrances, Inc.	6,625	835,214

		3,040,179

Utilities (7.0%)
American Water Works Co., Inc.	5,950	502,835
Consolidated Edison, Inc.	5,600	450,464
Edison International	7,900	613,593
Eversource Energy	13,266	794,633
ONE Gas, Inc.	8,425	561,021
WEC Energy Group, Inc.	7,500	489,750

		3,412,296

TOTAL COMMON STOCKS (Cost $31,845,174)		48,417,513

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	425,838	425,838

TOTAL INVESTMENT COMPANIES (Cost $425,838)		425,838

Total Investments (Cost $32,271,012) — 100.0%(c)		48,843,351
Other assets in excess of liabilities — 0.0%		5,031

NET ASSETS — 100.0%		$48,848,382

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.5%)
Big Lots, Inc.	1,675	83,934
Brinker International, Inc.	925	42,115
Cheesecake Factory, Inc.	1,125	54,158
Choice Hotels International, Inc.	1,250	59,525
Dorman Products, Inc. (a)	1,075	61,489
Fossil Group, Inc. (a)	775	22,111
Gentherm, Inc. (a)	850	29,113
Interval Leisure Group, Inc.	2,200	34,980
Nordstrom, Inc.	1,300	49,465
Sally Beauty Holdings, Inc. (a)	1,775	52,202
Service Corp. International	3,200	86,528
Tenneco, Inc. (a)	775	36,123
Texas Roadhouse, Inc.	1,250	57,000
The Cato Corp., Class A	1,025	38,663
Tupperware Brands Corp.	375	21,105
Vitamin Shoppe, Inc. (a)	1,250	38,213
Williams Sonoma, Inc.	900	46,917

		813,641

Consumer Staples (3.3%)
Flowers Foods, Inc.	3,000	56,250
Sanderson Farms, Inc.	525	45,486
The Boston Beer Co., Inc., Class A (a)	225	38,482
Whole Foods Market, Inc.	1,350	43,227

		183,445

Energy (3.2%)
Dril-Quip, Inc. (a)	600	35,058
FMC Technologies, Inc. (a)	2,025	54,007
Forum Energy Technologies, Inc. (a)	3,000	51,930
Oceaneering International, Inc.	1,200	35,832

		176,827

Financials (26.1%)
American Financial Group, Inc.	800	59,144
Artisan Partners Asset Management, Inc., Class A	975	26,988
Bank of Hawaii Corp.	1,075	73,959
Brown & Brown, Inc.	1,600	59,952
Cohen & Steers, Inc.	1,400	56,616
Commerce Bancshares, Inc.	1,100	52,690
CoreSite Realty Corp. (REIT)	1,175	104,210
Cullen/Frost Bankers, Inc.	350	22,306
CVB Financial Corp.	2,450	40,156
DuPont Fabros Technology, Inc. (REIT)	1,075	51,106
East West Bancorp, Inc.	1,675	57,252
Eaton Vance Corp.	2,300	81,282
Everest Re Group Ltd.	300	54,801
FactSet Research Systems, Inc.	325	52,462
Horace Mann Educators Corp.	975	32,945
Jones Lang LaSalle, Inc.	700	68,215
Lamar Advertising Co., Class A (REIT)	675	44,753
LaSalle Hotel Properties (REIT)	2,225	52,466
MarketAxess Holdings, Inc.	300	43,620
National Health Investors, Inc. (REIT)	725	54,440
SEI Investments Co.	1,025	49,313
Signature Bank (a)	350	43,722
SVB Financial Group (a)	625	59,474
Tanger Factory Outlet Centers, Inc. (REIT)	2,300	92,413
Texas Capital Bancshares, Inc. (a)	600	28,056
UMB Financial Corp.	1,150	61,191
W. R. Berkley Corp.	750	44,940

		1,468,472

Health Care (12.8%)
Air Methods Corp. (a)	900	32,247
Anika Therapeutics, Inc. (a)	1,025	54,991
Chemed Corp.	400	54,524
Haemonetics Corp. (a)	825	23,917
Masimo Corp. (a)	875	45,951
MEDNAX, Inc. (a)	875	63,376
Mettler-Toledo International, Inc. (a)	190	69,335
Owens & Minor, Inc.	1,450	54,201
Quintiles Transnational Holdings, Inc. (a)	775	50,623
ResMed, Inc.	1,200	75,875
STERIS PLC	750	51,563
The Cooper Companies, Inc.	400	68,628
Varian Medical Systems, Inc. (a)	525	43,171
West Pharmaceutical Services, Inc.	400	30,352

		718,754

Industrials (15.4%)
Applied Industrial Technologies, Inc.	975	44,012
C.H. Robinson Worldwide, Inc.	600	44,550
CLARCOR, Inc.	800	48,664
Donaldson Co., Inc.	1,875	64,425
Expeditors International of Washington, Inc.	1,150	56,396
Franklin Electric Co., Inc.	975	32,224
Hub Group, Inc., Class A (a)	825	31,655
Hubbell, Inc.	650	68,555
IDEX Corp.	550	45,155
Kansas City Southern	575	51,802
Lincoln Electric Holdings, Inc.	800	47,264
Nordson Corp.	800	66,887
Sensata Technologies Holding NV (a)	900	31,401
The Toro Co.	650	57,330
UniFirst Corp.	600	69,432
Valmont Industries, Inc.	350	47,345
Wabtec Corp.	850	59,696

		866,793

Information Technology (15.0%)
Amdocs Ltd.	925	53,391
Aspen Technology, Inc. (a)	1,475	59,354
DST Systems, Inc.	575	66,947
F5 Networks, Inc. (a)	600	68,304
InterDigital, Inc.	675	37,584
IPG Photonics Corp. (a)	1,075	86,000
Juniper Networks, Inc.	2,075	46,667
NetApp, Inc.	775	19,057
NETGEAR, Inc. (a)	1,400	66,556
Plantronics, Inc.	1,025	45,100
Synaptics, Inc. (a)	325	17,469
Syntel, Inc. (a)	1,700	76,942
Tech Data Corp. (a)	550	39,518
Teradata Corp. (a)	1,975	49,513
The Western Union Co.	3,000	57,540
WEX, Inc. (a)	575	50,985

		840,927

Materials (5.7%)
AptarGroup, Inc.	725	57,369
Avery Dennison Corp.	450	33,638
Calgon Carbon Corp.	3,100	40,765
International Flavors & Fragrances, Inc.	450	56,732
Minerals Technologies, Inc.	1,000	56,800
Silgan Holdings, Inc.	1,400	72,043

		317,347

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2016 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities (3.1%)
American States Water Co.	1,100	48,202
New Jersey Resources Corp.	975	37,586
ONE Gas, Inc.	1,350	89,897

		175,685

TOTAL COMMON STOCKS (Cost $4,813,417)		5,561,891

INVESTMENT COMPANIES (0.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	42,459	42,459

TOTAL INVESTMENT COMPANIES (Cost $42,459)		42,459

Total Investments (Cost $4,855,876) — 99.9%(c)		5,604,350
Other assets in excess of liabilities — 0.1%		2,835

NET ASSETS — 100.0%		$5,607,185

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.8%)
Big Lots, Inc.	103,000	5,161,330
Brinker International, Inc.	56,000	2,549,680
Cheesecake Factory, Inc.	80,000	3,851,200
Choice Hotels International, Inc.	109,000	5,190,580
Dorman Products, Inc. (a)	84,000	4,804,800
DSW, Inc., Class A	111,000	2,350,980
Fossil Group, Inc. (a)	46,000	1,312,380
Gentherm, Inc. (a)	68,000	2,329,000
Interval Leisure Group, Inc.	189,000	3,005,100
Sally Beauty Holdings, Inc. (a)	164,000	4,823,240
Tenneco, Inc. (a)	66,000	3,076,260
Texas Roadhouse, Inc.	77,000	3,511,200
The Cato Corp., Class A	110,000	4,149,200
Tupperware Brands Corp.	32,000	1,800,960
Urban Outfitters, Inc. (a)	54,000	1,485,000
Vitamin Shoppe, Inc. (a)	72,000	2,201,040

		51,601,950

Consumer Staples (3.2%)
Flowers Foods, Inc.	137,000	2,568,750
Sanderson Farms, Inc.	28,000	2,425,920
The Boston Beer Co., Inc., Class A (a)	19,000	3,249,570
United Natural Foods, Inc. (a)	65,000	3,042,000

		11,286,240

Energy (2.8%)
Dril-Quip, Inc. (a)	41,000	2,395,630
Forum Energy Technologies, Inc. (a)	186,000	3,219,660
Natural Gas Services Group, Inc. (a)	81,000	1,854,900
Oceaneering International, Inc.	80,000	2,388,800

		9,858,990

Financials (24.6%)
1st Source Corp.	33,000	1,068,870
Artisan Partners Asset Management, Inc., Class A	76,000	2,103,680
Bank of Hawaii Corp.	102,000	7,017,600
Cohen & Steers, Inc.	134,000	5,418,960
Commerce Bancshares, Inc.	88,000	4,215,200
CoreSite Realty Corp. (REIT)	85,000	7,538,650
CVB Financial Corp.	149,900	2,456,861
Dime Community Bancshares, Inc.	150,000	2,551,500
DuPont Fabros Technology, Inc. (REIT)	157,000	7,463,780
Eagle Bancorp, Inc. (a)	48,000	2,309,280
Eaton Vance Corp.	137,000	4,841,580
HFF, Inc., Class A	59,000	1,703,920
Horace Mann Educators Corp.	64,000	2,162,560
Independent Bank Corp.	68,000	3,107,600
Infinity Property & Casualty Corp.	39,000	3,145,740
Lakeland Financial Corp.	44,000	2,068,440
LaSalle Hotel Properties (REIT)	135,800	3,202,164
MarketAxess Holdings, Inc.	18,300	2,660,820
National Health Investors, Inc. (REIT)	43,000	3,228,870
Tanger Factory Outlet Centers, Inc. (REIT)	147,000	5,906,460
Texas Capital Bancshares, Inc. (a)	46,000	2,150,960
Tompkins Financial Corp.	29,000	1,885,000
Trustmark Corp.	84,000	2,087,400
UMB Financial Corp.	93,000	4,948,530

		85,244,425

Health Care (14.4%)
Air Methods Corp. (a)	79,000	2,830,570
Anika Therapeutics, Inc. (a)	75,000	4,023,750
Atrion Corp.	5,000	2,139,300
Bio-Techne Corp.	27,000	3,044,790
Bruker Corp.	124,000	2,819,760
Chemed Corp.	32,000	4,361,920
Computer Programs & Systems, Inc.	62,000	2,475,040
CorVel Corp. (a)	39,850	1,720,723
Ensign Group, Inc.	139,000	2,920,390
Globus Medical, Inc., Class A (a)	108,000	2,573,640
Haemonetics Corp. (a)	85,000	2,464,150
Masimo Corp. (a)	102,000	5,356,530
Meridian Bioscience, Inc.	204,000	3,978,000
Owens & Minor, Inc.	144,000	5,382,720
U.S. Physical Therapy, Inc.	65,000	3,913,650

		50,004,933

Industrials (14.3%)
Applied Industrial Technologies, Inc.	102,000	4,604,280
Chart Industries, Inc. (a)	68,000	1,640,840
CLARCOR, Inc.	82,000	4,988,060
Donaldson Co., Inc.	83,000	2,851,880
Franklin Electric Co., Inc.	119,000	3,932,950
Genesee & Wyoming, Inc., Class A (a)	22,000	1,296,900
Herman Miller, Inc.	89,000	2,660,210
Hub Group, Inc., Class A (a)	85,000	3,261,450
Landstar System, Inc.	40,000	2,746,400
Lincoln Electric Holdings, Inc.	44,000	2,599,520
Nordson Corp.	27,000	2,257,470
Tennant Co.	75,000	4,040,250
The Toro Co.	37,000	3,263,400
UniFirst Corp.	51,000	5,901,720
Valmont Industries, Inc.	28,000	3,787,560

		49,832,890

Information Technology (16.9%)
Aspen Technology, Inc. (a)	91,000	3,661,840
Coherent, Inc. (a)	34,000	3,120,520
DHI Group, Inc. (a)	339,000	2,111,970
DST Systems, Inc.	43,900	5,111,277
ExlService Holdings, Inc. (a)	66,000	3,459,060
InterDigital, Inc.	63,000	3,507,840
IPG Photonics Corp. (a)	45,238	3,619,040
NETGEAR, Inc. (a)	81,000	3,850,740
NIC, Inc.	190,000	4,168,600
Plantronics, Inc.	101,000	4,444,000
Power Integrations, Inc.	65,000	3,254,550
Synaptics, Inc. (a)	19,000	1,021,250
Syntel, Inc. (a)	110,000	4,978,600
Tech Data Corp. (a)	45,000	3,233,250
Teradata Corp. (a)	116,000	2,908,120
Ubiquiti Networks, Inc. (a)	67,000	2,590,220
WEX, Inc. (a)	40,000	3,546,800

		58,587,677

Materials (4.0%)
Calgon Carbon Corp.	151,000	1,985,650
Minerals Technologies, Inc.	76,000	4,316,800
Quaker Chemical Corp.	37,000	3,300,400
Silgan Holdings, Inc.	87,000	4,477,020

		14,079,870

Utilities (3.7%)
American States Water Co.	55,000	2,410,100
New Jersey Resources Corp.	85,000	3,276,750
ONE Gas, Inc.	110,000	7,324,900

		13,011,750

TOTAL COMMON STOCKS (Cost $292,001,256)		343,508,725

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2016 (Unaudited)

INVESTMENT COMPANIES (2.2%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	7,781,385	7,781,385

TOTAL INVESTMENT COMPANIES (Cost $7,781,385)		7,781,385

Total Investments (Cost $299,782,641) — 100.9%(c)		351,290,110
Liabilities in excess of other assets — (0.9)%		(3,253,283)

NET ASSETS — 100.0%		$348,036,827

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (72.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.1%)
Advance Auto Parts, Inc.	4,000	646,520
Autoliv, Inc.	4,000	429,800
AutoZone, Inc. (a)	600	476,304
Charter Communications, Inc., Class A (a)	2,445	559,025
Comcast Corp., Class A	12,000	782,280
Dollar General Corp.	9,000	846,000
McDonald’s Corp.	6,000	722,040
NIKE, Inc., Class B	23,600	1,302,720
Nordstrom, Inc.	13,000	494,650
Omnicom Group, Inc.	13,000	1,059,370
Ross Stores, Inc.	21,000	1,190,490
Starbucks Corp.	8,000	456,960
The Home Depot, Inc.	2,000	255,380

		9,221,539

Consumer Staples (9.7%)
Church & Dwight Co., Inc.	6,000	617,340
Colgate-Palmolive Co.	15,000	1,098,000
Costco Wholesale Corp.	9,200	1,444,768
CVS Health Corp.	8,500	813,790
General Mills, Inc.	17,000	1,212,440
PepsiCo, Inc.	12,500	1,324,250
Procter & Gamble Co.	10,000	846,700
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	1,056,640
The Hershey Co.	4,500	510,705

		8,924,633

Energy (2.8%)
Apache Corp.	11,500	640,205
ConocoPhillips	21,000	915,600
Dril-Quip, Inc. (a)	6,500	379,795
Oceaneering International, Inc.	20,000	597,200

		2,532,800

Financials (11.1%)
American Express Co.	10,000	607,600
Chubb Ltd.	8,514	1,112,865
Cincinnati Financial Corp.	18,000	1,348,020
Comerica, Inc.	9,000	370,170
Commerce Bancshares, Inc.	12,000	574,800
Discover Financial Services	10,000	535,900
JPMorgan Chase & Co.	13,000	807,820
PNC Financial Services Group, Inc.	9,000	732,510
State Street Corp.	10,500	566,160
SunTrust Banks, Inc.	14,500	595,660
T. Rowe Price Group, Inc.	15,000	1,094,550
U.S. Bancorp	21,000	846,930
Wells Fargo & Co.	21,000	993,930

		10,186,915

Health Care (12.0%)
Abbott Laboratories	18,500	727,235
Becton, Dickinson & Co.	8,000	1,356,720
C.R. Bard, Inc.	5,500	1,293,380
Express Scripts Holding Co. (a)	12,000	909,600
Johnson & Johnson, Inc.	13,500	1,637,550
Medtronic PLC	9,000	780,930
Merck & Co., Inc.	11,100	639,471
Mettler-Toledo International, Inc. (a)	2,200	802,824
Stryker Corp.	9,500	1,138,385
UnitedHealth Group, Inc.	6,500	917,800
Waters Corp. (a)	6,000	843,900

		11,047,795

Industrials (9.4%)
3M Co.	8,000	1,400,960
Deere & Co.	9,000	729,360
Donaldson Co., Inc.	12,000	412,320
Emerson Electric Co.	14,000	730,240
Hubbell, Inc.	6,000	632,820
Illinois Tool Works, Inc.	10,000	1,041,600
Lincoln Electric Holdings, Inc.	12,000	708,960
Union Pacific Corp.	9,000	785,250
United Parcel Service, Inc., Class B	10,000	1,077,200
W.W. Grainger, Inc.	5,000	1,136,250

		8,654,960

Information Technology (12.3%)
Accenture PLC, Class A	9,500	1,076,254
Alphabet, Inc., Class A (a)	900	633,177
Alphabet, Inc., Class C (a)	1,500	1,038,150
Apple, Inc.	19,000	1,816,400
Automatic Data Processing, Inc.	11,000	1,010,570
Cisco Systems, Inc.	35,000	1,004,150
Cognizant Technology Solutions Corp., Class A (a)	10,000	572,400
EMC Corp.	15,000	407,550
Microsoft Corp.	31,000	1,586,270
Oracle Corp.	23,000	941,390
QUALCOMM, Inc.	5,000	267,850
Visa, Inc., Class A	12,000	890,040

		11,244,201

Materials (2.5%)
AptarGroup, Inc.	12,000	949,560
PPG Industries, Inc.	6,500	676,975
Praxair, Inc.	6,000	674,340

		2,300,875

Telecommunication Services (0.7%)
Verizon Communications, Inc.	11,000	614,240

		614,240

Utilities (1.7%)
Consolidated Edison, Inc.	10,000	804,400
Eversource Energy	12,000	718,800

		1,523,200

TOTAL COMMON STOCKS (Cost $44,188,975)		66,251,158

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	100,166

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		100,166

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2016 (Unaudited)

CORPORATE BONDS (5.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	209,243
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	100,000	101,684

		310,927

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	162,667

Financials (2.2%)
American Express Co., 2.65%, 12/2/22	287,000	291,178
American Express Co., 7.00%, 3/19/18	250,000	273,194
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	251,465
International Finance Corp., 0.63%, 11/15/16	250,000	250,029
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	250,000
KFW, 1.88%, 11/30/20	250,000	257,512
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	302,172
North American Development Bank, 4.38%, 2/11/20	100,000	109,223
Wells Fargo, 5.75%, 6/15/17	100,000	104,317

		2,089,090

Health Care (0.6%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	102,126
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	262,631
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	164,597

		529,354

Industrials (0.2%)
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Hubbell, Inc., 3.63%, 11/15/22	75,000	80,043

		155,043

Information Technology (1.5%)
Apple, Inc., 2.85%, 5/6/21	350,000	369,903
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	157,762
Oracle Corp., 3.40%, 7/8/24, Callable 8/4/24 @ 100	300,000	322,963
Oracle Corp., 5.75%, 4/15/18	200,000	216,565
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	294,359

		1,361,552

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	106,477

TOTAL CORPORATE BONDS (Cost $4,496,039)		4,715,110

MUNICIPAL BONDS (0.5%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 9/8/16 @ 100	200,000	200,378

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 1/5/21 @ 100	250,000	285,923

TOTAL MUNICIPAL BONDS (Cost $451,209)		486,301

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (19.9%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	264,822
2.75%, 7/16/27	250,000	266,619
2.85%, 3/2/28	750,000	804,305
5.38%, 11/10/20	250,000	294,546

		1,630,292

Federal Home Loan Bank
2.13%, 3/10/23	1,000,000	1,041,545
2.50%, 3/11/22	200,000	213,179
2.88%, 6/14/24	1,000,000	1,092,003
2.88%, 9/13/24	1,000,000	1,085,453
3.25%, 6/9/23	850,000	945,619
5.25%, 12/11/20	200,000	235,373
5.25%, 8/15/22	1,000,000	1,222,367
5.50%, 7/15/36	700,000	1,011,995

		6,847,534

Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	4,000,000	4,239,911

Federal National Mortgage Association
1.38%, 2/26/21	500,000	505,521
1.75%, 11/26/19	500,000	514,319
2.63%, 9/6/24	2,250,000	2,423,450

		3,443,290

Government National Mortgage Association
4.00%, 9/15/40	69,282	74,628
4.00%, 9/15/41	254,194	274,049
6.50%, 5/15/32	21,087	24,083

		372,760

Housing & Urban Development
2.70%, 8/1/22	491,000	519,991

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	265,350	279,566
1.25%, 7/15/20	822,698	884,949

		1,164,515

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,137,510)		18,218,293

INVESTMENT COMPANIES (1.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(c)	1,680,302	1,680,302

TOTAL INVESTMENT COMPANIES (Cost $1,680,302)		1,680,302

Total Investments (Cost $68,054,035) — 99.7%(d)		91,451,330
Other assets in excess of liabilities — 0.3%		242,251

NET ASSETS — 100.0%		$91,693,581

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of June 30, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Equity Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.3%)
Advance Auto Parts, Inc.	11,000	1,777,930
Autoliv, Inc.	9,000	967,050
AutoZone, Inc. (a)	1,500	1,190,760
Charter Communications, Inc., Class A (a)	5,379	1,229,855
Comcast Corp., Class A	36,000	2,346,840
Dollar General Corp.	22,000	2,068,000
McDonald’s Corp.	16,000	1,925,440
NIKE, Inc., Class B	55,000	3,036,000
Nordstrom, Inc.	31,000	1,179,550
Omnicom Group, Inc.	36,000	2,933,640
Ross Stores, Inc.	46,000	2,607,740
Starbucks Corp.	28,000	1,599,360
The TJX Cos., Inc.	3,000	231,690

		23,093,855

Consumer Staples (13.2%)
Church & Dwight Co., Inc.	16,000	1,646,240
Colgate-Palmolive Co.	36,000	2,635,200
Costco Wholesale Corp.	20,000	3,140,800
CVS Health Corp.	26,000	2,489,240
General Mills, Inc.	40,000	2,852,800
PepsiCo, Inc.	30,000	3,178,200
Procter & Gamble Co.	31,500	2,667,105
Reckitt Benckiser Group PLC, Sponsored ADR	120,000	2,438,400
The Hershey Co.	16,000	1,815,840

		22,863,825

Energy (3.8%)
Apache Corp.	32,000	1,781,440
ConocoPhillips	56,000	2,441,600
Dril-Quip, Inc. (a)	15,000	876,450
Oceaneering International, Inc.	50,000	1,493,000

		6,592,490

Financials (15.3%)
American Express Co.	31,500	1,913,940
BB&T Corp.	5,000	178,050
Chubb Ltd.	20,500	2,679,555
Cincinnati Financial Corp.	43,000	3,220,270
Comerica, Inc.	25,000	1,028,250
Discover Financial Services	35,000	1,875,650
JPMorgan Chase & Co.	38,000	2,361,320
PNC Financial Services Group, Inc.	28,500	2,319,615
State Street Corp.	26,000	1,401,920
SunTrust Banks, Inc.	50,000	2,054,000
T. Rowe Price Group, Inc.	38,000	2,772,860
U.S. Bancorp	60,000	2,419,800
Wells Fargo & Co.	50,000	2,366,500

		26,591,730

Health Care (16.5%)
Abbott Laboratories	38,000	1,493,780
Becton, Dickinson & Co.	19,000	3,222,210
C.R. Bard, Inc.	13,000	3,057,080
DENTSPLY SIRONA, Inc.	22,000	1,364,880
Express Scripts Holding Co. (a)	33,000	2,501,400
Johnson & Johnson, Inc.	32,000	3,881,600
Medtronic PLC	25,000	2,169,250
Merck & Co., Inc.	29,000	1,670,690
Mettler-Toledo International, Inc. (a)	5,400	1,970,568
Stryker Corp.	24,000	2,875,920
UnitedHealth Group, Inc.	18,000	2,541,600
Waters Corp. (a)	13,000	1,828,450

		28,577,428

Industrials (12.7%)
3M Co.	18,000	3,152,160
Deere & Co.	20,000	1,620,800
Donaldson Co., Inc.	25,000	859,000
Emerson Electric Co.	40,000	2,086,400
Hubbell, Inc.	16,000	1,687,520
Illinois Tool Works, Inc.	25,000	2,604,000
Lincoln Electric Holdings, Inc.	28,500	1,683,780
Union Pacific Corp.	31,000	2,704,750
United Parcel Service, Inc., Class B	23,000	2,477,560
W.W. Grainger, Inc.	14,000	3,181,500

		22,057,470

Information Technology (17.2%)
Accenture PLC, Class A	28,000	3,172,120
Alphabet, Inc., Class A (a)	2,500	1,758,825
Alphabet, Inc., Class C (a)	4,000	2,768,400
Apple, Inc.	48,500	4,636,600
Automatic Data Processing, Inc.	23,000	2,113,010
Cisco Systems, Inc.	88,000	2,524,720
Cognizant Technology Solutions Corp., Class A (a)	23,000	1,316,520
EMC Corp.	40,000	1,086,800
International Business Machines Corp.	2,000	303,560
Microsoft Corp.	85,000	4,349,450
Oracle Corp.	62,500	2,558,125
QUALCOMM, Inc.	18,000	964,260
Visa, Inc., Class A	30,000	2,225,100

		29,777,490

Materials (3.3%)
AptarGroup, Inc.	26,000	2,057,380
PPG Industries, Inc.	17,000	1,770,550
Praxair, Inc.	17,500	1,966,825

		5,794,755

Telecommunication Services (1.1%)
Verizon Communications, Inc.	33,000	1,842,720

		1,842,720

Utilities (2.2%)
Consolidated Edison, Inc.	25,000	2,011,000
Eversource Energy	30,000	1,797,000

		3,808,000

TOTAL COMMON STOCKS (Cost $114,038,040)		170,999,763

INVESTMENT COMPANIES (1.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27% (b)	3,321,055	3,321,055

TOTAL INVESTMENT COMPANIES (Cost $3,321,055)		3,321,055

Total Investments (Cost $117,359,095) — 100.5% (c)		174,320,818
Liabilities in excess of other assets — (0.5)%		(926,772)

NET ASSETS — 100.0%		$173,394,046

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Midcap Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (98.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.8%)
Advance Auto Parts, Inc.	3,000	484,890
Autoliv, Inc.	3,500	376,075
Dollar General Corp.	6,000	564,000
Hasbro, Inc.	6,000	503,940
LKQ Corp. (a)	11,000	348,700
Nordstrom, Inc.	7,550	287,278
Omnicom Group, Inc.	10,000	814,900
O’Reilly Automotive, Inc. (a)	1,925	521,868
Ross Stores, Inc.	12,950	734,135
Sally Beauty Holdings, Inc. (a)	18,000	529,379
Williams Sonoma, Inc.	5,250	273,683

		5,438,848

Consumer Staples (7.7%)
Church & Dwight Co., Inc.	7,025	722,802
McCormick & Co., Inc.	3,575	381,345
Mead Johnson Nutrition Co.	3,200	290,400
The Clorox Co.	4,500	622,755
The Hershey Co.	3,750	425,588
Whole Foods Market, Inc.	12,000	384,240

		2,827,130

Energy (2.9%)
Cabot Oil & Gas Corp.	6,250	160,875
Dril-Quip, Inc. (a)	6,925	404,628
FMC Technologies, Inc. (a)	11,375	303,371
Oceaneering International, Inc.	7,000	209,020

		1,077,894

Financials (18.8%)
American Financial Group, Inc.	4,875	360,409
Brown & Brown, Inc.	11,000	412,170
Commerce Bancshares, Inc.	7,388	353,885
Cullen/Frost Bankers, Inc.	4,400	280,412
Digital Realty Trust, Inc. (REIT)	4,425	482,281
Discover Financial Services	10,200	546,618
East West Bancorp, Inc.	7,100	242,678
Eaton Vance Corp.	9,125	322,477
FactSet Research Systems, Inc.	3,400	548,828
Host Hotels & Resorts, Inc. (REIT)	17,500	283,675
Jones Lang LaSalle, Inc.	3,950	384,928
Lamar Advertising Co., Class A (REIT)	4,200	278,460
Moody’s Corp.	3,400	318,614
Northern Trust Corp.	9,375	621,187
SEI Investments Co.	5,425	260,997
Signature Bank (a)	1,800	224,856
T. Rowe Price Group, Inc.	7,750	565,517
W. R. Berkley Corp.	6,160	369,107

		6,857,099

Health Care (13.9%)
C.R. Bard, Inc.	2,950	693,721
DENTSPLY SIRONA, Inc.	5,275	327,261
Laboratory Corp. of America Holdings (a)	3,500	455,945
MEDNAX, Inc. (a)	3,925	284,288
Mettler-Toledo International, Inc. (a)	1,700	620,364
Quintiles Transnational Holdings, Inc. (a)	4,675	305,371
ResMed, Inc.	4,425	279,793
STERIS PLC	5,250	360,938
The Cooper Companies, Inc.	3,300	566,180
Varian Medical Systems, Inc. (a)	3,650	300,140
Waters Corp. (a)	3,650	513,373
Zimmer Biomet Holdings, Inc.	3,175	382,207

		5,089,581

Industrials (14.9%)
AMETEK, Inc.	9,000	416,070
C.H. Robinson Worldwide, Inc.	3,500	259,875
Donaldson Co., Inc.	12,000	412,320
Dover Corp.	3,875	268,615
Expeditors International of Washington, Inc.	5,250	257,460
Genesee & Wyoming, Inc., Class A (a)	4,800	282,960
Graco, Inc.	3,500	276,465
Hubbell, Inc.	5,100	537,897
IDEX Corp.	4,775	392,028
Lincoln Electric Holdings, Inc.	6,300	372,204
Nordson Corp.	5,425	453,584
Sensata Technologies Holding NV (a)	9,500	331,455
W.W. Grainger, Inc.	3,000	681,750
Wabtec Corp.	7,175	503,900

		5,446,583

Information Technology (13.6%)
Amdocs Ltd.	8,750	505,049
Aspen Technology, Inc. (a)	6,380	256,731
Check Point Software Technologies Ltd. (a)	5,500	438,240
Citrix Systems, Inc. (a)	5,150	412,464
DST Systems, Inc.	2,175	253,235
F5 Networks, Inc. (a)	4,450	506,588
Fiserv, Inc. (a)	2,650	288,135
IPG Photonics Corp. (a)	3,725	298,000
Juniper Networks, Inc.	15,375	345,784
Paychex, Inc.	7,875	468,563
Syntel, Inc. (a)	8,850	400,551
TE Connectivity Ltd.	8,500	485,435
The Western Union Co.	17,200	329,896

		4,988,671

Materials (6.2%)
AptarGroup, Inc.	7,500	593,474
Avery Dennison Corp.	7,725	577,444
Ball Corp.	5,975	431,933
International Flavors & Fragrances, Inc.	5,425	683,930

		2,286,781

Utilities (5.2%)
American Water Works Co., Inc.	4,350	367,619
Consolidated Edison, Inc.	5,050	406,222
Eversource Energy	10,333	618,946
ONE Gas, Inc.	8,000	532,720

		1,925,507

TOTAL COMMON STOCKS (Cost $26,944,314)		35,938,094

INVESTMENT COMPANIES (2.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	748,617	748,617

TOTAL INVESTMENT COMPANIES (Cost $748,617)		748,617

Total Investments (Cost $27,692,931) — 100.0%(c)		36,686,711
Liabilities in excess of other assets — 0.0%		(1,011)

NET ASSETS — 100.0%		$36,685,700

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.6%)
Big Lots, Inc.	9,700	486,067
Brinker International, Inc.	5,300	241,309
Cheesecake Factory, Inc.	6,800	327,352
Choice Hotels International, Inc.	7,300	347,626
Dorman Products, Inc. (a)	6,800	388,960
Fossil Group, Inc. (a)	4,300	122,679
Gentherm, Inc. (a)	4,900	167,825
Interval Leisure Group, Inc.	12,600	200,340
Nordstrom, Inc.	7,800	296,790
Sally Beauty Holdings, Inc. (a)	10,500	308,805
Tenneco, Inc. (a)	4,800	223,728
Texas Roadhouse, Inc.	7,100	323,760
The Cato Corp., Class A	8,900	335,708
Tupperware Brands Corp.	2,200	123,816
Vitamin Shoppe, Inc. (a)	8,800	269,016
Williams Sonoma, Inc.	5,700	297,141

		4,460,922

Consumer Staples (1.8%)
Flowers Foods, Inc.	17,100	320,625
Whole Foods Market, Inc.	8,300	265,766

		586,391

Energy (3.2%)
Dril-Quip, Inc. (a)	3,700	216,191
FMC Technologies, Inc. (a)	11,900	317,373
Forum Energy Technologies, Inc. (a)	16,500	285,615
Oceaneering International, Inc.	7,700	229,922

		1,049,101

Financials (26.7%)
American Financial Group, Inc.	4,700	347,471
Artisan Partners Asset Management, Inc., Class A	5,800	160,544
Bank of Hawaii Corp.	6,400	440,319
Brown & Brown, Inc.	9,400	352,218
Cohen & Steers, Inc.	8,000	323,520
Commerce Bancshares, Inc.	7,500	359,250
CoreSite Realty Corp. (REIT)	7,000	620,830
Cullen/Frost Bankers, Inc.	2,050	130,647
CVB Financial Corp.	14,600	239,294
DuPont Fabros Technology, Inc. (REIT)	8,500	404,090
East West Bancorp, Inc.	9,800	334,964
Eaton Vance Corp.	12,400	438,216
Everest Re Group Ltd.	1,800	328,806
FactSet Research Systems, Inc.	2,000	322,840
Horace Mann Educators Corp.	6,400	216,256
Jones Lang LaSalle, Inc.	3,900	380,055
Lamar Advertising Co., Class A (REIT)	4,000	265,200
LaSalle Hotel Properties (REIT)	13,000	306,540
MarketAxess Holdings, Inc.	1,775	258,085
National Health Investors, Inc. (REIT)	4,100	307,869
SEI Investments Co.	6,200	298,282
Signature Bank (a)	2,100	262,332
SVB Financial Group (a)	3,600	342,576
Tanger Factory Outlet Centers, Inc. (REIT)	12,600	506,268
Texas Capital Bancshares, Inc. (a)	3,600	168,336
UMB Financial Corp.	6,600	351,186
W. R. Berkley Corp.	4,500	269,640

		8,735,634

Health Care (13.4%)
Air Methods Corp. (a)	3,700	132,571
Anika Therapeutics, Inc. (a)	6,300	337,995
Chemed Corp.	2,600	354,406
Haemonetics Corp. (a)	5,200	150,748
Masimo Corp. (a)	4,800	252,072
MEDNAX, Inc. (a)	5,200	376,636
Mettler-Toledo International, Inc. (a)	1,250	456,150
Owens & Minor, Inc.	8,700	325,206
Quintiles Transnational Holdings, Inc. (a)	4,500	293,940
ResMed, Inc.	7,100	448,933
STERIS PLC	4,200	288,750
The Cooper Companies, Inc.	2,100	360,297
Varian Medical Systems, Inc. (a)	5,100	419,373
West Pharmaceutical Services, Inc.	2,500	189,700

		4,386,777

Industrials (15.7%)
Applied Industrial Technologies, Inc.	5,800	261,812
C.H. Robinson Worldwide, Inc.	4,400	326,700
CLARCOR, Inc.	4,700	285,901
Donaldson Co., Inc.	10,800	371,088
Expeditors International of Washington, Inc.	7,000	343,280
Franklin Electric Co., Inc.	5,800	191,690
Genesee & Wyoming, Inc., Class A (a)	3,600	212,220
Hub Group, Inc., Class A (a)	4,700	180,339
Hubbell, Inc.	4,100	432,427
IDEX Corp.	3,100	254,510
Lincoln Electric Holdings, Inc.	4,500	265,860
Nordson Corp.	4,700	392,967
Sensata Technologies Holding NV (a)	5,100	177,939
The Toro Co.	3,600	317,520
UniFirst Corp.	3,600	416,592
Valmont Industries, Inc.	2,200	297,594
Wabtec Corp.	5,900	414,357

		5,142,796

Information Technology (15.9%)
Amdocs Ltd.	5,700	329,004
Aspen Technology, Inc. (a)	8,800	354,112
DST Systems, Inc.	3,300	384,219
F5 Networks, Inc. (a)	4,000	455,360
InterDigital, Inc.	4,100	228,288
IPG Photonics Corp. (a)	6,800	544,000
Juniper Networks, Inc.	14,000	314,860
NetApp, Inc.	9,300	228,687
NETGEAR, Inc. (a)	8,300	394,582
Plantronics, Inc.	6,300	277,200
Synaptics, Inc. (a)	1,650	88,688
Syntel, Inc. (a)	11,000	497,860
Tech Data Corp. (a)	3,300	237,105
Teradata Corp. (a)	11,400	285,798
The Western Union Co.	16,500	316,470
WEX, Inc. (a)	3,200	283,744

		5,219,977

Materials (5.6%)
AptarGroup, Inc.	4,200	332,346
Avery Dennison Corp.	2,600	194,350
Calgon Carbon Corp.	17,500	230,125
International Flavors & Fragrances, Inc.	2,600	327,782
Minerals Technologies, Inc.	5,700	323,760
Silgan Holdings, Inc.	8,275	425,832

		1,834,195

Utilities (3.2%)
American States Water Co.	6,200	271,684
New Jersey Resources Corp.	5,800	223,590

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund
June 30, 2016 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
ONE Gas, Inc.	8,500	566,015

		1,061,289

TOTAL COMMON STOCKS (Cost $29,015,985)		32,477,082

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	303,519	303,519

TOTAL INVESTMENT COMPANIES (Cost $303,519)		303,519

Total Investments (Cost $29,319,504) — 100.0%(c)		32,780,601
Other assets in excess of liabilities — 0.0%		1,764

NET ASSETS — 100.0%		$32,782,365

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Big Lots, Inc.	21,825	1,093,651
Brinker International, Inc.	11,800	537,254
Cheesecake Factory, Inc.	17,700	852,078
Choice Hotels International, Inc.	22,900	1,090,497
Dorman Products, Inc. (a)	17,475	999,570
DSW, Inc., Class A	23,125	489,788
Fossil Group, Inc. (a)	9,775	278,881
Gentherm, Inc. (a)	14,400	493,200
Interval Leisure Group, Inc.	40,525	644,348
Sally Beauty Holdings, Inc. (a)	34,575	1,016,850
Tenneco, Inc. (a)	13,475	628,070
Texas Roadhouse, Inc.	16,500	752,400
The Cato Corp., Class A	24,200	912,824
Tupperware Brands Corp.	6,525	367,227
Vitamin Shoppe, Inc. (a)	15,150	463,136

		10,619,774

Consumer Staples (2.9%)
Flowers Foods, Inc.	28,925	542,344
Tootsie Roll Industries, Inc.	20,485	789,287
United Natural Foods, Inc. (a)	17,275	808,470

		2,140,101

Energy (2.8%)
Dril-Quip, Inc. (a)	9,025	527,331
Forum Energy Technologies, Inc. (a)	41,400	716,633
Natural Gas Services Group, Inc. (a)	14,700	336,630
Oceaneering International, Inc.	17,175	512,846

		2,093,440

Financials (24.7%)
1st Source Corp.	7,025	227,540
Artisan Partners Asset Management, Inc.,
Class A	16,000	442,880
Bank of Hawaii Corp.	21,350	1,468,881
Cohen & Steers, Inc.	28,700	1,160,628
Commerce Bancshares, Inc.	18,950	907,705
CoreSite Realty Corp. (REIT)	18,275	1,620,810
CVB Financial Corp.	31,675	519,153
Dime Community Bancshares, Inc.	32,125	546,446
DuPont Fabros Technology, Inc. (REIT)	34,575	1,643,695
Eagle Bancorp, Inc. (a)	10,300	495,533
Eaton Vance Corp.	29,125	1,029,278
HFF, Inc., Class A	11,800	340,784
Horace Mann Educators Corp.	14,325	484,042
Independent Bank Corp.	14,100	644,370
Infinity Property & Casualty Corp.	8,225	663,428
Lakeland Financial Corp.	9,425	443,069
LaSalle Hotel Properties (REIT)	28,925	682,052
MarketAxess Holdings, Inc.	3,850	559,790
National Health Investors, Inc. (REIT)	9,225	692,705
Tanger Factory Outlet Centers, Inc. (REIT)	30,700	1,233,526
Texas Capital Bancshares, Inc. (a)	9,025	422,009
Tompkins Financial Corp.	6,150	399,750
Trustmark Corp.	18,000	447,300
UMB Financial Corp.	19,725	1,049,567

		18,124,941

Health Care (14.1%)
Air Methods Corp. (a)	16,300	584,029
Anika Therapeutics, Inc. (a)	15,750	844,988
Atrion Corp.	1,000	427,860
Bio-Techne Corp.	5,700	642,789
Bruker Corp.	28,000	636,720
Chemed Corp.	6,725	916,685
Computer Programs & Systems, Inc.	12,075	482,034
CorVel Corp. (a)	8,625	372,428
Ensign Group, Inc.	29,225	614,017
Globus Medical, Inc., Class A (a)	22,650	539,750
Haemonetics Corp. (a)	18,275	529,792
Masimo Corp. (a)	18,600	976,778
Meridian Bioscience, Inc.	43,275	843,863
Owens & Minor, Inc.	30,250	1,130,744
U.S. Physical Therapy, Inc.	13,400	806,814

		10,349,291

Industrials (14.5%)
Applied Industrial Technologies, Inc.	21,750	981,795
Chart Industries, Inc. (a)	14,600	352,298
CLARCOR, Inc.	16,900	1,028,026
Donaldson Co., Inc.	17,350	596,146
Franklin Electric Co., Inc.	24,200	799,810
Genesee & Wyoming, Inc., Class A (a)	4,900	288,855
Herman Miller, Inc.	18,575	555,207
Hub Group, Inc., Class A (a)	18,100	694,497
Landstar System, Inc.	8,425	578,461
Lincoln Electric Holdings, Inc.	9,425	556,829
Nordson Corp.	5,825	487,028
Tennant Co.	16,025	863,267
The Toro Co.	8,350	736,470
UniFirst Corp.	10,950	1,267,134
Valmont Industries, Inc.	6,225	842,056

		10,627,879

Information Technology (17.3%)
Aspen Technology, Inc. (a)	19,425	781,662
Coherent, Inc. (a)	7,075	649,344
DHI Group, Inc. (a)	72,250	450,118
DST Systems, Inc.	9,425	1,097,352
ExlService Holdings, Inc. (a)	14,075	737,671
InterDigital, Inc.	13,425	747,504
IPG Photonics Corp. (a)	9,625	770,000
NETGEAR, Inc. (a)	17,200	817,688
NIC, Inc.	51,875	1,138,137
Plantronics, Inc.	20,600	906,399
Power Integrations, Inc.	13,475	674,694
Synaptics, Inc. (a)	4,075	219,031
Syntel, Inc. (a)	23,650	1,070,398
Tech Data Corp. (a)	9,600	689,760
Teradata Corp. (a)	24,250	607,948
Ubiquiti Networks, Inc. (a)	14,675	567,336
WEX, Inc. (a)	8,625	764,779

		12,689,821

Materials (4.0%)
Calgon Carbon Corp.	32,900	432,635
Minerals Technologies, Inc.	16,025	910,220
Quaker Chemical Corp.	7,625	680,150
Silgan Holdings, Inc.	18,300	941,718

		2,964,723

Utilities (3.8%)
American States Water Co.	11,650	510,503
New Jersey Resources Corp.	17,475	673,661
ONE Gas, Inc.	23,900	1,591,501

		2,775,665

TOTAL COMMON STOCKS (Cost $61,670,365)		72,385,635

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
June 30, 2016 (Unaudited)

INVESTMENT COMPANIES (1.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.27%(b)	1,114,697	1,114,697

TOTAL INVESTMENT COMPANIES (Cost $1,114,697)		1,114,697

Total Investments (Cost $62,785,062) — 100.0%(c)		73,500,332

Other assets in excess of liabilities — 0.0%		33,397

NET ASSETS — 100.0%		$73,533,729

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedule of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2016 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Australia (6.3%)
Australia & New Zealand Banking Group Ltd.	5,000	91,076
Brambles Ltd.	8,300	77,471
Commonwealth Bank of Australia	2,900	162,734
CSL Ltd.	1,060	89,369
Origin Energy Ltd.	28,500	124,487
Telstra Corp. Ltd.	19,800	82,737
Westpac Banking Corp.	4,100	90,895
Woodside Petroleum Ltd.	4,200	85,142

		803,911

Belgium (1.4%)
Colruyt SA	1,735	95,998
Delhaize Group SA	810	85,552

		181,550

Canada (8.7%)
Bank of Montreal	1,480	93,889
BCE, Inc.	1,995	94,422
Canadian National Railway Co.	1,635	96,558
Great-West Lifeco, Inc.	3,555	93,788
IGM Financial, Inc.	3,400	92,567
Intact Financial Corp.	1,100	78,587
Magna International, Inc.	2,220	77,935
Metro, Inc.	2,600	90,591
Rogers Communications, Inc., Class B	2,385	96,559
Royal Bank of Canada	2,020	119,375
The Bank of Nova Scotia	2,020	98,998
The Toronto-Dominion Bank	2,125	91,264

		1,124,533

Denmark (1.9%)
Novo Nordisk A/S	2,430	130,883
Novozymes A/S	2,400	115,268

		246,151

Finland (0.9%)
Kone OYJ	2,380	109,822

		109,822

France (8.5%)
Air Liquide SA	755	78,646
AXA SA	3,360	66,427
Danone SA	1,600	111,957
Dassault Systemes	1,095	82,547
Essilor International SA	655	86,074
Imerys SA	1,260	80,384
Legrand SA	1,465	74,985
L’Oreal SA	600	114,856
Publicis Groupe SA	1,325	88,633
Schneider Electric SE	1,900	110,832
Suez Environnement Co.	6,790	105,892
Technip SA	1,760	95,247

		1,096,480

Germany (8.6%)
Allianz SE	710	101,273
Beiersdorf AG	950	89,928
Deutsche Boerse AG	1,070	87,893
Fresenius SE & Co. KGaA	1,220	89,630
Fuchs Petrolub SE	2,790	109,746
Hannover Rueck SE	790	82,763
Henkel AG & Co. KGaA	1,000	108,153
Linde AG	580	80,804
Merck KGaA	1,090	110,775
Muenchener Rueckversicherungs-Gesellschaft AG	440	73,775
SAP AG	2,200	165,208

		1,099,948

Hong Kong (2.6%)
Hang Lung Properties Ltd.	41,400	83,644
Hang Seng Bank Ltd.	5,120	87,826
Li & Fung Ltd.	138,000	66,918
MTR Corp. Ltd.	17,870	90,662

		329,050

Ireland (0.7%)
Experian PLC	4,700	89,153

		89,153

Israel (0.7%)
Check Point Software Technologies Ltd.(a)	1,100	87,648

		87,648

Italy (1.8%)
Luxottica Group SpA	2,500	121,827
Snam SpA	17,610	105,265

		227,092

Japan (20.1%)
Astellas Pharma, Inc.	5,650	88,618
Benesse Holdings, Inc.	3,060	71,846
Canon, Inc.	2,875	82,094
Central Japan Railway Co.	515	91,613
Chugai Pharmaceutical Co. Ltd.	2,800	99,802
Daiwa House Industry Co. Ltd.	3,790	111,317
Denso Corp.	2,135	75,132
East Japan Railway Co.	1,025	95,004
Fast Retailing Co. Ltd.	305	81,898
INPEX Corp.	10,975	85,844
KDDI Corp.	4,100	124,698
Mitsubishi Electric Corp.	8,175	97,610
Nippon Telegraph & Telephone Corp.	2,380	111,626
Nomura Research Institute Ltd.	2,280	83,632
NTT DOCOMO, Inc.	4,410	118,949
Oracle Corporation Japan	2,000	106,662
Oriental Land Co. Ltd.	1,325	85,805
Secom Co. Ltd.	1,235	91,320
Sumitomo Mitsui Financial Group, Inc.	4,750	137,176
Terumo Corp.	2,800	119,508
The Chiba Bank Ltd.	23,245	109,866
The Hachijuni Bank Ltd.	18,240	79,452
The Shizuoka Bank Ltd.	16,180	113,966
Tokio Marine Holdings, Inc.	2,250	74,916
Toyota Motor Corp.	1,500	73,959
Yahoo Japan Corp.	21,035	93,290
Yamato Holdings Co. Ltd.	4,075	93,580

		2,599,183

Luxembourg (1.0%)
Tenaris SA	8,480	122,545

		122,545

Netherlands (3.0%)
Akzo Nobel NV	2,000	124,224
Koninklijke Ahold NV	6,070	134,022
Koninklijke Vopak NV	2,450	121,943

		380,189

Norway (0.7%)
Statoil ASA	5,565	96,213

		96,213

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	39,150	80,418

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2016 (Unaudited)

COMMON STOCKS, CONTINUED

Security Description	Shares	Fair Value ($)

Singapore, continued
Singapore Exchange Ltd.	16,080	91,617

		172,035

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria SA	14,430	82,665
Bankinter SA	11,180	72,158
Gas Natural SDG SA	4,040	80,294
Inditex SA	4,470	150,144

		385,261

Sweden (2.7%)
ASSA Abloy AB	3,400	69,974
Atlas Copco AB	4,000	103,928
Nordea Bank AB	8,350	70,865
Svenska Handelsbanken AB	8,480	102,991

		347,758

Switzerland (9.3%)
ABB Ltd.	4,575	90,577
Cie Financiere Richemont SA	1,400	81,974
Givaudan SA	51	102,721
Nestle SA	3,570	276,683
Novartis AG	2,900	239,435
Roche Holding AG	1,170	308,834
SGS SA	41	93,950

		1,194,174

United Kingdom (15.8%)
Aberdeen Asset Management PLC	22,750	85,340
Admiral Group PLC	3,540	96,235
Burberry Group PLC	4,590	71,386
Compass Group PLC	4,660	88,642
Croda International PLC	3,253	136,531
easyJet PLC	4,060	58,988
Investec PLC	12,810	79,609
ITV PLC	24,170	57,941
J Sainsbury PLC	23,185	72,213
Johnson Matthey PLC	2,216	83,101
Legal & General Group PLC	22,995	58,859
Marks & Spencer Group PLC	15,050	64,440
National Grid PLC	6,160	90,568
Next PLC	950	62,761
Petrofac Ltd.	7,280	75,659
Reckitt Benckiser Group PLC	1,400	140,355
RELX PLC	4,840	89,110
Schroders PLC	3,540	111,847
Severn Trent PLC	2,540	82,863
Smith & Nephew PLC	5,490	93,210
Smiths Group PLC	6,000	92,702
Unilever PLC	3,270	156,654
WPP PLC	3,690	76,891

		2,025,905

TOTAL COMMON STOCKS (Cost $13,590,481)		12,718,601

INVESTMENT COMPANIES (0.0%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.24%(b)	4,982	4,982

TOTAL INVESTMENT COMPANIES (Cost $4,982)		4,982

Total Investments (Cost $13,595,463) — 99.0%(c)		12,723,583
Other assets in excess of liabilities — 1.0%		133,217

NET ASSETS — 100.0%		$12,856,800

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2016:

Percentage of Total
Industry	Net Assets

Financials	23.9%
Industrials	13.3%
Consumer Discretionary	11.6%
Consumer Staples	11.5%
Health Care	11.3%
Materials	7.1%
Energy	6.3%
Information Technology	5.5%
Telecommunication Services	4.9%
Utilities	3.6%
Investment Companies	0.0%
Other net assets	1.0%

Total	100.0%

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$278,007,836	$—	$278,007,836
Corporate Bonds[1]	—	18,267,935	18,267,935
Municipal Bonds[2]	—	5,968,632	5,968,632
U.S. Government & U.S. Government Agency Obligations	—	59,589,557	59,589,557
Investment Companies	8,759,164	—	8,759,164

Total	286,767,000	83,826,124	370,593,124

Equity Fund
Common Stocks[1]	112,316,717	—	112,316,717
Investment Companies	1,176,315	—	1,176,315

Total	113,493,032	—	113,493,032

Midcap Fund
Common Stocks[1]	48,417,513	—	48,417,513
Investment Companies	425,838	—	425,838

Total	48,843,351	—	48,843,351

SMID Cap Fund
Common Stocks[1]	5,561,891	—	5,561,891
Investment Companies	42,459	—	42,459

Total	5,604,350	—	5,604,350

Small Cap Fund
Common Stocks[1]	343,508,725	—	343,508,725
Investment Companies	7,781,385	—	7,781,385

Total	351,290,110	—	351,290,110

Walden Asset Management Fund
Common Stocks[1]	66,251,158	—	66,251,158
Corporate Bonds[1]	—	4,715,110	4,715,110
Municipal Bonds[2]	—	486,301	486,301
U.S. Government & U.S. Government Agency Obligations	—	18,218,293	18,218,293
Certificates of Deposit	—	100,166	100,166
Investment Companies	1,680,302	—	1,680,302

Total	67,931,460	23,519,870	91,451,330

Walden Equity Fund
Common Stocks[1]	170,999,763	—	170,999,763
Investment Companies	3,321,055	—	3,321,055

Total	174,320,818	—	174,320,818

Walden Midcap Fund
Common Stocks[1]	35,938,094	—	35,938,094
Investment Companies	748,617	—	748,617

Total	36,686,711	—	36,686,711

Walden SMID Cap Fund
Common Stocks[1]	32,477,082	—	32,477,082
Investment Companies	303,519	—	303,519

Total	32,780,601	—	32,780,601

Walden Small Cap Fund
Common Stocks[1]	72,385,635	—	72,385,635
Investment Companies	1,114,697	—	1,114,697

Total	73,500,332	—	73,500,332

Walden International Equity Fund
Common Stocks[3]
Auto Components	77,935	75,132	153,067
Banks	403,526	1,201,670	1,605,196
Capital Markets	92,567	276,796	369,363
Diversified Telecommunication Services	94,422	194,363	288,785
Food & Staples Retailing	90,591	387,785	478,376
Insurance	172,375	554,248	726,623
Road & Rail	96,558	357,697	454,255
Software	87,648	354,417	442,065
Wireless Telecommunication Services	96,559	243,647	340,206
Other Common Stocks	-	7,860,665	7,860,665

Investment Companies	4,982	—	4,982

Total	1,217,163	11,506,420	12,723,583

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2016 (Unaudited)

3      For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2016, from the valuation input levels used on March 31, 2016. The Funds did not hold any Level 3 securities during the period ended June 30, 2016.

3. Federal Tax Information

At June 30, 2016, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Asset Management Fund	$238,990,154	$133,498,719	$(1,895,749)	$131,602,970
Equity Fund	68,103,056	46,605,476	(1,215,500)	45,389,976
Midcap Fund	32,271,012	17,704,820	(1,132,481)	16,572,339
SMID Cap Fund	4,854,264	1,011,185	(261,099)	750,086
Small Cap Fund	299,720,611	74,057,771	(22,488,272)	51,569,499
Walden Asset Management Fund	68,083,405	25,089,061	(1,721,136)	23,367,925
Walden Equity Fund	117,347,595	60,441,282	(3,468,059)	56,973,223
Walden Midcap Fund	27,694,365	10,024,366	(1,032,020)	8,992,346
Walden SMID Cap Fund	29,314,326	4,956,839	(1,490,564)	3,466,275
Walden Small Cap Fund	62,788,197	15,257,447	(4,545,312)	10,712,135
Walden Intl Equity Fund	13,601,551	511,716	(1,389,684)	(877,968)

4. Subsequent Events:

Effective August 1, 2016, the Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund changed names to the Walden SMID Cap Fund and Walden Small Cap Fund, respectively.

Management has evaluated events and transactions through the date the schedule of investments were issued, for purpose of recognition or disclosure in these Schedule of Investments and there are no other subsequent events to report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	August 23, 2016

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	August 23, 2016